Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

November 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Dreyfus Cash Management (811-04175)

Registration Statement on Form N-14

On behalf of Dreyfus Cash Management (the "Registrant" or the "Acquiring Fund"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") seeking the approval of shareholders of Dreyfus Institutional Preferred Money Market Fund (the "Fund" and, together with the Registrant, the "Funds"), a series of Dreyfus Institutional Preferred Money Market Funds (the "Company"), of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to the Registrant in exchange solely for Preferred shares of the Registrant and the assumption by the Registrant of the Fund's stated liabilities (the "Reorganization"). Hamilton and Institutional shareholders of the Fund will receive a number Preferred shares (or fractions thereof) of the Registrant equal in value to the aggregate net asset value of the shareholder's Hamilton or Institutional shares of the Fund as of the closing date of the Reorganization. The Fund and the Registrant are each an open-end investment company. The Acquiring Fund and the Fund are managed by Dreyfus Cash Investment Strategies ("CIS"), a division of BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), the investment adviser to the Fund and the Registrant.

The Registrant intends to file a Pre-Effective Amendment to the Registration Statement to respond to comments from the staff of the Securities and Exchange Commission, file certain exhibits, including the opinion and consent of Proskauer Rose LLP, counsel to the Funds, as to the legality of the securities being registered, and make certain other revisions. It is currently anticipated that the Registrant will seek effectiveness on or about December 18, 2020. The Registrant also will file a Post-Effective Amendment that will include a copy of the tax opinion to be issued in connection with the closing of the Reorganization, if the Reorganization is approved by the Fund's shareholders. Filed as an exhibit to the Registration Statement is the consent of Ernst & Young LLP ("EY"), independent registered public accounting firm for the Funds, with respect to each Fund's Annual Report for its most recent fiscal year end.

The Registrant intends to mail the Prospectus/Proxy Statement on or about December 28, 2020 to the Fund's shareholders of record as of the close of business on December 18, 2020. A special meeting of shareholders of the Fund is scheduled to be held in a virtual meeting format on February 24, 2021 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it is currently expected to be consummated on or about May 4, 2021.

The Registrant has been determined to be the accounting survivor of the Reorganization, after consideration of relevant factors, including those set forth in North American Security Trust (SEC No-Action Letter, pub. avail. Aug. 5, 1994). Such determinations were made in consultation with EY and counsel to the Funds and their independent board members. These factors include those discussed below:

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•	Investment Adviser. BNYM Investment Adviser is the investment adviser to both the Acquiring Fund and the Fund. Members of the CIS portfolio management team will be responsible for managing the combined fund after the Reorganization.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund are money market funds with the same investment objective and investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each fund's investment objective is a fundamental policy which cannot be changed without the approval of the holders of a majority (as defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the relevant fund's outstanding voting securities.

To pursue its investment objective, the Acquiring Fund, like the Fund, normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including:

•	securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities;

•	certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches;

•	repurchase agreements, including tri-party repurchase agreements;

•	asset-backed securities;

•	municipal securities;

•	domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Each fund's investments are concentrated in the banking industry because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Each fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act, although the value of the fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities.

The Acquiring Fund and the Fund have substantially similar fundamental investment restrictions.

The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

•	Expense Structure and Expense Ratios. The Acquiring Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.20% of the value of the Acquiring Fund's average daily net assets; however, the Acquiring Fund's Board has approved, subject to Fund shareholders approving the Reorganization, a reduction in the management fee payable by the Acquiring Fund from an annual rate of 0.20% to an annual rate of 0.10% of the value of the Acquiring Fund's average daily net assets. If the Reorganization is approved, the fee reduction would be effective prior to consummation of the Reorganization (currently, scheduled to take effect on or about May 1, 2021).

The Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.10% of the value of the Fund's average daily net assets. Under the unitary fee structure, BNYM Investment Adviser pays all of the Fund's expenses, except for certain fees and expenses described in the Prospectus/Proxy Statement.

The Acquiring Fund pays other service providers and bears other fund expenses directly, which, in the case of the Fund, generally are paid by BNYM Investment Adviser under the unitary fee structure. BNYM Investment Adviser, subject to the Reorganization being approved and consummated, will contractually agree to waive receipt of its fees and/or assume the expenses of the Acquiring Fund's Preferred shares for at least two years after the consummation of the Reorganization, so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.10%, which was the total expense ratio of Institutional shares of the Fund for its fiscal year ended March 31, 2020. Accordingly, Preferred shares of the Acquiring Fund are estimated to have a slightly lower total expense ratio than Hamilton shares of the Fund and a comparable total expense ratio as Institutional shares of the Fund (in each case reflecting (1) the Board-approved, but not yet effective, reduction to the Acquiring Fund's management fee, and (2) the fees waived and/or expenses reimbursed by BNYM Investment Adviser pursuant to contractual (but not voluntary) undertakings with the Acquiring Fund and the Fund).

The Acquiring Fund's expense structure will be the expense structure of the combined fund after the Reorganization.

•	Asset Size. The Funds have differing asset sizes, with the Acquiring Fund having more assets than the Fund. As of September 30, 2020, the Acquiring Fund and the Fund had net assets of approximately $6.6 billion and $4.6 billion, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. As the Funds are both money market funds managed in accordance with Rule 2a-7 under the 1940 Act and have the same investment objective and investment management policies, there is no current expectation that the Fund's portfolio securities will be sold in connection with the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, restrictions and process and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser and portfolio management team will continue in their roles for the combined fund after the Reorganization. The Acquiring Fund also has more assets than the Fund. Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process.

Please telephone the undersigned at 212.969.3891, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Andrew Hartman
Andrew Hartman

cc:	David Stephens

Jeff Prusnofsky